Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were available to be issued, and determined that there have been no events, other than those disclosed below, that have occurred that would require adjustments to our disclosures in the consolidated financial statements.

Securities Purchase Agreement

On August 6, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Yorkville, pursuant to which the Company agreed to issue and sell to Yorkville, convertible debentures in an aggregate principal amount of up to $4.0 million (the “Convertible Debentures”) and warrants (the “Warrants”) to purchase up to 1,325,382 shares of the Company’s Class A common stock, par value $0.001 per share (the “Common Stock”), at an exercise price of $2.63. The Company issued $2.0 million in aggregate principal amount of Convertible Debentures and Warrants to purchase up to 662,691 shares of Common Stock upon signing of the Securities Purchase Agreement, and the Company will issue the additional Convertible Debentures and Warrants on or before the first business day after the date the registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the Common Stock underlying the Convertible Debentures and Warrants is declared effective by the SEC. The Convertible Debentures do not bear interest, subject to a potential increase to 18.0% per annum upon the occurrence of certain events of default, mature on February 6, 2025, and may be redeemed at a premium any time prior to maturity at the Company’s election, subject to conditions. The Convertible Debentures will be issued at an original issue discount of 10%.

Potential Future Goodwill Impairment

Through the date of this report, the Company has not experienced any further significant sustained decline in the price of its common stock from the values at June 30, 2024 of $2.22. Significant sustained declines in our common stock and related market capitalization have in the past been triggering events requiring interim goodwill impairment testing. In the future, should we experience a significant sustained decrease in the Company’s common stock from the June 30, 2024 values, this may be a potential indicator that a portion of our remaining goodwill is impaired and may require a quantitative impairment assessment of the Company’s assets, including goodwill and intangible assets, which may result in an additional impairment charge in a future period. While management cannot predict if or when additional future goodwill impairments may occur, additional goodwill impairments could have material adverse effects on the Company’s financial condition, operating income, net assets, and/or the Company’s cost of, or access to, capital.

22. Subsequent Events

The Company has evaluated subsequent events the date the financial statements were issued, and determined that there have been no events, other than those disclosed below, that have occurred that would require adjustments to our disclosures in the consolidated financial statements.

Reverse Stock Split

In November 2023, the Company received a letter from the Listing Qualifications Department of the Nasdaq Stock Market LLC notifying the Company, as the bid price for its common stock had closed below $1.00 per share for the last 30 consecutive business days, it was not in compliance with Nasdaq Listing Rule 5450(a)(1), which is the minimum bid price requirement for continued listing on the Nasdaq Global Market. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided a 180-calendar day period, or until May 28, 2024, to regain compliance with the minimum bid price requirement. The continued listing standard would be met once the closing bid price of the Company’s Class A common stock was at least $1.00 per share for a minimum of ten consecutive business days during the 180-calendar day period. In April 2024, the Company’s stockholders approved a reverse stock split of its common stock at a range of ratios between 1-for-10 to 1-for-100, and the Company’s board of directors approved the implementation of the Reverse Stock Split at a ratio of 1-for-80. The Reverse Stock Split was effective as of April 18, 2024 and the Company regained compliance with the minimum bid price requirement in May 2024.

As of the effective time of the Reverse Stock Split, every 80 issued and outstanding shares of the Company’s Common Stock was automatically reclassified into one issued and outstanding share of the Company’s Common Stock. This reduced the number of shares outstanding from 268.7 million shares to 3.4 million shares for Class A common stock and from 19.1 million shares to 239 thousand shares for Class B common stock. The Reverse Stock Split also reduced the number of authorized shares to 18.75 million for Class A common stock and 250 thousand for Class B common stock. Proportional adjustments were made to the number of shares of common stock issuable upon exercise or conversion of the Company’s equity award, warrants, and other equity instruments convertible into common stock, as well as the applicable exercise price. No fractional shares of Common Stock were issued in connection with the Reverse Stock Split and all fractional shares were rounded up to the nearest whole share with respect to outstanding shares of common stock. All share and per share amounts of the Company’s Class A and Class B common stock presented have been retroactively adjusted to reflect the 1-for-80 Reverse Stock Split, including reclassifying an amount equal to the reduction in par value of Common Stock to additional paid-in capital.

Amendments to Organizational Documents

In connection with the Reverse Stock Split, on April 11, 2024, the Company, in its capacity as the sole managing member and the sole non-managing member of Beneficient Company Group, L.L.C. (“Ben LLC”), entered into and adopted the Second Amended and Restated Limited Liability Company Agreement of Beneficient Company Group, L.L.C. (the “Ben LLC A&R LLCA”), which became effective on April 18, 2024, simultaneously with the effectiveness of the Reverse Stock Split. The Ben LLC A&R LLCA provides that, among other things, in the event that the Company at any time (i) subdivides (by any stock split, dividend, recapitalization or otherwise), the outstanding shares of the Class A Common Stock (and Class B Common Stock, as applicable) of the Company into a greater number of shares, Ben LLC shall (A) cause the issuance of additional Class A Units of Ben LLC (the “Ben LLC Class A Units”) and (B) cause Beneficient Company Holdings, L.P. (“BCH”) to issue additional Class A Units of BCH (the “BCH Class A Units”) (and such other limited partner interests, if any, as determined by Ben LLC in its capacity as general partner of BCH to be appropriate), in both cases to reflect the increase in the number of shares of Common Stock of the Company outstanding, and (ii) combines (by combination, reverse split or otherwise) the outstanding shares of Class A Common Stock (and Class B Common Stock, as applicable) of the Company into a smaller number of shares, Ben LLC shall (A) cause a reduction in the number of Ben LLC Class A Units outstanding and (B) cause BCH to reduce the number of BCH Class A Units (and such other limited partner interests, if any, as determined by Ben LLC in its capacity as the general partner of BCH to be appropriate), in both cases to reflect the decrease in the number of shares of Common Stock of the Company outstanding.

Also in connection with the Reverse Stock Split, on April 11, 2024, Ben LLC, in its capacity as the sole general partner of BCH, entered into and adopted the Ninth Amended and Restated Limited Partnership Agreement of BCH (the “Ninth A&R BCH LPA”), which became effective on April 18, 2024, simultaneously with the effectiveness of the Reverse Stock Split. The Ninth A&R BCH LPA provides for, among other things, (i) the combination of certain units of BCH in connection with the Reverse Stock Split and the corresponding reverse unit split of the Ben LLC Class A Units as well as amendments to the definition of the Preferred Series A Subclass 0 Unit Conversion Price and Preferred Series A Subclass 1 Unit Conversion Price (each as defined in the Ninth A&R BCH LPA) and (ii) remove references to the previously authorized Preferred Series C Subclass 1 Unit Accounts (as defined in the Ninth A&R BCH LPA), which are no longer outstanding.

Potential Future Goodwill Impairment

Through the date of this report, the Company continues to experience a further significant sustained decline in the price of its common stock from the values at March 31, 2024 of $5.36. A significant sustained decrease in the Company’s common stock, has in the past been, and in the future may be, a potential indicator that a portion of our goodwill is impaired and may require a quantitative impairment assessment of the Company’s assets, including goodwill and intangible assets, which may result in an additional impairment charge during the fiscal 2025 or a subsequent fiscal year. While management cannot predict if or when additional future goodwill impairments may occur, additional goodwill impairments could have material adverse effects on the Company’s financial condition, operating income, net assets, and/or the Company’s cost of, or access to, capital.